Share-Based Compensation - Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense					$ 395,329	$ 185,996
Remaining unrecognized stock-based compensation expense					$ 2,622,303
Period for recognition of stock-based compensation expense			1 year 3 months 18 days		2 years 3 months 18 days
Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 392,331	$ 105,602	$ 726,575	$ 264,774
Restricted Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense			$ 926,065			$ 1,397